UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

OUTFITTER FUND

SEMI-ANNUAL REPORT
July 31, 2012

OUTFITTER FUND

                                                            OUTFITTER FUND
                                                              by Security Type
                                                 (as a percentage of Net Assets)
                                                                      (Unaudited)

                           * Net Cash represents cash equivalents and other assets less liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Outfitter Financial Corp., the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.outfitterfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-450-4517). This information is also available on the SEC’s website at http://www.sec.gov.

2012 Semi-Annual Report 1

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2012
	February 1, 2012	July 31, 2012	to July 31, 2012

Actual	$1,000.00	$1,019.00	$5.32

Hypothetical	$1,000.00	$1,019.59	$5.32
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2012 Semi-Annual Report 2

Outfitter Fund

		Schedule of Investments
		July 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Agricultural Chemicals
1,300	Potash Corporation of Saskatchewan Inc. (Canada)	$57,408	1.87%
Air Courier Services
450	FedEx Corporation	40,635	1.32%
Biological Products, (No Diagnostic Substances)
400	Biogen Idec Inc. *	58,332	1.90%
Commercial Banks, NEC
1,000	Royal Bank of Canada (Canada)	51,130	1.66%
Converted Paper & Paperboard Products (No Containers/Boxes)
1,000	Sealed Air Corporation	16,200	0.53%
Electronic & Other Electrical Equipment (No Computer Equipment)
4,600	General Electric Company	95,450	3.11%
Engines & Turbines
550	Westport Innovations Inc. *	20,696	0.67%
Fabricated Plate Work (Boiler Shops)
750	Chart Industries, Inc. *	48,645	1.58%
Fire, Marine & Casualty Insurance
600	Berkshire Hathaway Inc. Class B *	50,904	1.66%
Food and Kindred Products
2,100	Unilever N.V. **	72,765	2.37%
In Vitro & In Vivo Diagnostic Substances
1,500	Myriad Genetics, Inc. *	37,275	1.21%
Life Insurance
1,200	Lincoln National Corporation	24,060	0.78%
Oil & Gas Field Exploration Services
6,500	Synergy Resources Corporation *	19,110	0.62%
Oil & Gas Field Services, NEC
300	Schlumberger Limited	21,378	0.70%
Paints, Varnishes, Lacquers, Enamels & Allied Products
300	The Valspar Corporation	15,060	0.49%
Pharmaceutical Preparations
1,000	Merck & Co., Inc.	44,170	1.44%
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
900	E. I. du Pont de Nemours and Company	44,730	1.46%
Radio & TV Broadcasting & Communications Equipment
4,800	KVH Industries, Inc.	62,640	2.04%
Security & Commodity Brokers, Dealers, Exchanges & Services
2,200	CBOE Holdings, Inc.	62,700
540	T. Rowe Price Group, Inc.	32,805
		95,505	3.11%
Semiconductors & Related Devices
2,200	Applied Materials, Inc.	23,958
2,200	Texas Instruments Incorporated	59,928
		83,886	2.73%
Services - Business Services, NEC
1,600	comScore, Inc.	24,640	0.80%
Ship & Boat Building & Repairing
600	General Dynamics Corporation	38,064	1.24%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
1,400	The Procter & Gamble Company	90,356	2.94%

* Non-Income Producing Securities. ** ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 3

Outfitter Fund

		Schedule of Investments
		July 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
State Commercial Banks
1,200	Banco Bradesco S.A. **	$18,408
1,200	Republic Bancorp, Inc.	28,332
		46,740	1.52%
Surgical & Medical Instruments & Apparatus
4,500	Accuray Incorporated *	28,395	0.92%
Telephone Communications (No Radiotelephone)
1,500	Consolidated Communications Holdings, Inc.	23,790	0.78%
Water Transportation
1,250	Golar LNG Limited (Bermuda)	48,325	1.58%
Total for Common Stocks (Cost $1,257,320)		1,260,289	41.03%
CORPORATE BONDS
60,000	Gannett Co., Inc. 6.375% 9/1/2015	64,500
100,000	General Electric Cap Corp. 5.3% 2/11/2021	115,150
70,000	Goldman Sachs 3.6% 2/7/2016	71,772
60,000	Microsoft Corp 4.5% 10/1/2040	75,238
64,000	The New York Times Company 5% 3/15/2015	66,560
70,000	Wal-Mart Stores, Inc. 5.25% 9/1/2035	90,299
Total for Corporate Bonds (Cost $460,951)		483,519	15.74%
EXCHANGE TRADED FUNDS
750	SPDR S&P 500 ETF Trust	103,283	3.36%
Total for Exchange Traded Funds (Cost $103,087)
REAL ESTATE INVESTMENT TRUSTS
3,500	Two Harbors Investment Corp.	40,145
2,000	Washington Real Estate Investment Trust	53,400
Total for Real Estate Investment Trusts (Cost $93,976)		93,545	3.05%
MUNICIPAL BONDS
30,000	Cook County Illinois School District No.035 Refunding	34,994
	Taxable Series A 5.125% 12/1/2020
60,000	Massachusetts State Housing Finance Agency Taxable Series D	63,784
	Series D 4.782% 12/1/2020
60,000	North Carolina Housing Finance Agency Refunding Taxable	60,687
	Series 33 3.363% 1/1/2022
40,000	Oakland California Pension Obligation Taxable Bonds	23,562
	0.0% 12/15/2022
50,000	Virginia State Housing Development Authority Taxable Rental	54,201
	Housing Series E 3.754% 3/1/2021
Total for Municipal Bonds (Cost $239,216)		237,228	7.72%
MONEY MARKET FUNDS
495,027	Fidelity Money Market Portfolio Select Class 0.16% ***	495,027
495,028	Invesco Short Term Investment Liquid Asset
	Institutional Class 0.15% ***	495,028
Total for Money Market Funds (Cost $990,055)		990,055	32.24%
Total Investment Securities		3,167,919	103.14%
	(Cost $3,144,605)
Liabilities In Excess of Other Assets		(96,557)	-3.14%
Net Assets		$3,071,362	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Yield Rate shown represents the 7-day yield at July 31, 2012.
The accompanying notes are an integral part of these
financial statements.

2012 Semi-Annual Report 4

Outfitter Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2012

Assets:
Investment Securities at Fair Value	$3,167,919
(Cost $3,144,605)
Cash	100
Interest Receivable	10,762
Dividends Receivable	2,623
Total Assets	3,181,404
Liabilities:
Payable for Securities Purchased	108,460
Due to Advisor	1,582
Total Liabilities	110,042
Net Assets	$3,071,362

Net Assets Consist of:
Paid In Capital	$3,061,284
Accumulated Undistributed Net Investment Income/(Loss)	7,169
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	(20,405)
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	23,314
Net Assets, for 301,547 Shares Outstanding	$3,071,362
(Unlimited shares authorized, without par value)
Net Asset Value and Offering Price Per Share
($3,071,362/301,547 shares)	$10.19
Redemption Price ($10.19 x 0.98) (Note 2)	$9.99

Statement of Operations (Unaudited)
For the period February 1, 2012* through July 31, 2012

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $255)	$9,678
Interest	5,056
Total Investment Income	14,734
Expenses:
Management Fees (Note 4)	6,745
Service Fees (Note 4)	1,704
Total Expenses	8,449
Less: Expenses Waived (Note 4)	(884)
Net Expenses	7,565

Net Investment Income/(Loss)	7,169

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	(20,405)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	23,314
Net Realized and Unrealized Gain/(Loss) on Investments	2,909

Net Increase/(Decrease) in Net Assets from Operations	$10,078

* The Fund commenced operations on February 1, 2012. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 5

Outfitter Fund

Statement of Changes in Net Assets	(Unaudited)
2/1/2012*
to
7/31/2012
From Operations:
Net Investment Income/(Loss)	$7,169
Net Realized Gain/(Loss) on Investments	(20,405)
Change in Net Unrealized Appreciation/(Depreciation)	23,314
Increase/(Decrease) in Net Assets from Operations	10,078
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	3,061,284
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	-
Net Increase/(Decrease) from Shareholder Activity	3,061,284
Net Increase/(Decrease) in Net Assets	3,071,362
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Net Investment
Income of $0)	$3,071,362
Share Transactions:
Issued	301,547
Reinvested	-
Redeemed	-
Net Increase in Shares	301,547
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	301,547

* The Fund commenced operations on February 1, 2012. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 6

Outfitter Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2012*
	to
	7/31/2012
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income/(Loss) (a)	0.05
Net Gain/(Loss) on Securities
(Realized and Unrealized) (d)	0.14
Total from Investment Operations	0.19
Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-
Proceeds from Redemption Fee (Note 2)	-
Net Asset Value -
End of Period	$10.19
Total Return(b)	1.90%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$3,071
Before Waiver
Ratio of Expenses to Average Net Assets (c)	1.19%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets (c) (d)	0.87%	***
After Waiver
Ratio of Expenses to Average Net Assets (c)	1.06%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets (c) (d)	1.00%	***
Portfolio Turnover Rate	21.77%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(d) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS
OUTFITTER FUND
July 31, 2012
(Unaudited)

1.) ORGANIZATION:
Outfitter Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on December 16, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of July 31, 2012, there were ten series authorized by the Trust. The Fund commenced operations on February 1, 2012. The investment advisor to the Fund is Outfitter Financial Corp. (the “Advisor”). The Fund seeks long-term capital appreciation as its primary objective, and investment income as the secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period February 1, 2012 through July 31, 2012, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the period February 1, 2012 through July 31, 2012, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2012 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

ORGANIZATIONAL & OFFERING EXPENSES:
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including common stocks, exchange traded funds and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for common

2012 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities (including corporate bonds and municipal bonds). Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,260,289	$ 0	$0	$1,260,289
Corporate Bonds	0	483,519	0	483,519
Exchange Traded Funds	103,283	0	0	103,283
Real Estate Investment Trusts	93,545	0	0	93,545
Municipal Bonds	0	237,228	0	237,228
Money Market Funds	990,055	0	0	990,055
Total	$2,447,172	$720,747	$0	$3,167,919

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the period February 1, 2012 through July 31, 2012. There were no transfers into or out of the levels during the period February 1, 2012 through July 31, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets

2012 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

of the Fund. For its services the Advisor receives an investment management fee equal to 0.95% of the average daily net assets of the Fund.

Under the Services Agreement the Advisor receives an additional fee of 0.24% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses.

Effective June 18, 2012 through May 31, 2013, the Advisor has contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.84% of its average daily net assets for that period. The Advisor may not terminate this arrangement before May 31, 2013.

For the period February 1, 2012 through July 31, 2012, the Advisor earned management fees totaling $6,745 and service fees totaling $1,704. For the same period the Advisor waived Services Agreement fees and Management Agreement fees totaling $884. As a result of the advisory fees and services fees, net of the waiver noted above, as of July 31, 2012, the Fund owed the Advisor $1,582.

5.) RELATED PARTY TRANSACTIONS:
A control person, Jeffrey R. Provence, of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

The Trustees who are not interested persons of the Fund were each paid a total of $500 in Trustee fees plus travel and related expenses for the period February 1, 2012 through July 31, 2012. Under the Management Agreement, the Advisor pays these fees.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at July 31, 2012 was $3,061,284 representing 301,547 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the period February 1, 2012 through July 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,397,410 and $221,770, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2012 was $3,144,605. At July 31, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$79,436	($56,122)	$23,314

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2012, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, and Oppenheimer & Co. located at 125 Broad Street, 16th Floor, New York, New York, for the benefit of its clients, both held, in aggregate, 57.99% and 40.18%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund. The Trust does not know whether the foregoing entities or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the period February 1, 2012 through July 31, 2012.

2012 Semi-Annual Report 11

ADDITIONAL INFORMATION
July 31, 2012
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On December 16, 2011, the Board of Trustees (the “Board” or the “Trustees”) considered the approval of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Outfitter Financial Corp. (the “Advisor” or “Outfitter”). The Board discussed the arrangements between the Advisor and the Trust with respect to the Outfitter Fund. The Board reflected on its discussions with the Advisor regarding the proposed Advisory Agreement and the manner in which the Fund was to be managed. Legal counsel referred the Board to the Meeting Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter dated November 2, 2011 from Counsel to Outfitter and its responses thereto, a copy of Outfitter's Form ADV, and a fee comparison analysis of the Outfitter Fund and comparable mutual funds as of September 30, 2011. Legal Counsel then reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In reviewing the Advisory Agreement, the Board considered and evaluated the following factors: (i) the nature, extent, and quality of the services provided by the Advisor to the Fund; (ii) the investment performance of the Fund and the Advisor; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) possible conflicts of interest.

1. The nature, extent, and quality of the services to be provided by Outfitter. In this regard, the Board considered the responsibilities Outfitter would have under the Advisory Agreement. The Board reviewed the services to be provided by Outfitter to the Outfitter Fund, including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Outfitter Fund's investment objectives and limitations; the efforts of Outfitter during the Outfitter Fund's start-up phase, its coordination of services for the Outfitter Fund among the Outfitter Fund's service providers, and the anticipated efforts of Outfitter to promote the Outfitter Fund and grow assets. The Board considered: Outfitter's staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from Outfitter, the Board concluded that the quality, extent, and nature of the services to be provided by Outfitter were satisfactory and adequate for the Outfitter Fund.

2. Investment Performance of the Outfitter Fund and Outfitter. The Board noted that the Outfitter Fund had not commenced operations and thus did not have investment performance information to review. The Board reviewed the investment performance of the composite portfolio provided by Outfitter and discussed performance return information for similar funds for the one year period ended September 30, 2011 in the Board Materials.

3. The costs of the services to be provided and profits to be realized by Outfitter from the relationship with the Outfitter Fund. In this regard, the Board considered: the financial condition of Outfitter and the level of commitment to the Outfitter Fund by Outfitter's principals; Outfitter's payment of startup costs for the Outfitter Fund; the projected asset levels of the Outfitter Fund; and the overall anticipated expenses of the Outfitter Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Outfitter managing the Outfitter Fund. The Board compared the expected fees and expenses of the Outfitter Fund (including the management fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Outfitter Fund's anticipated expense ratios were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Outfitter by the Outfitter Fund were fair and reasonable.

4. The extent to which economies of scale would be realized as the Outfitter Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Outfitter Fund's investors. In this regard, the Board considered the Outfitter Fund's fee arrangements

2012 Semi-Annual Report 12

Additional Information (Unaudited) - continued

with Outfitter. The Board noted that the management fee would stay the same as asset levels increased, although it noted that under the Service Agreement, Outfitter was obligated to pay certain of the Outfitter Fund's operating expenses which had the effect of limited the overall fees paid by the Outfitter Fund. Following further discussion of the Outfitter Fund's projected asset levels, expectations for growth, and levels of fees, the Board determined that the Outfitter Fund's fee arrangements with Outfitter were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Outfitter.

5. Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Outfitter Fund; the basis of decisions to buy or sell securities for the Outfitter Fund; the method for bunching of portfolio securities transactions; the substance and administration of Outfitter's Code of Ethics and other relevant policies described in Outfitter's Form ADV. Following further consideration and discussion, the Board indicated that Outfitter's standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Next, the Independent Trustees met in executive session with Counsel to discuss the approval of the Advisory Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fees to be paid to the Advisor, pursuant to the Advisory Agreement, were reasonable, that the overall arrangement provided under the terms of the Advisory Agreement was a reasonable business arrangement, and that the approval of the Advisory Agreement was in the best interest of the Fund's shareholders.

2012 Semi-Annual Report 13

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence
Ross C. Provence

Investment Advisor
Outfitter Financial Corp.

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Outfitter
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

OUTFITTER FUND
1497 Chain Bridge Road
McLean, VA 22101

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 10/3/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 10/3/12

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 10/3/12